Supplemental Information - Supplemental Information of Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net sales	$ 32,632	$ 31,529	$ 32,224
Finance and interest income	1,204	1,272	1,256
Total revenues	33,836	32,801	33,480
Costs and Expenses
Cost of goods sold	26,551	25,569	26,270
Selling, general & administrative expenses	3,094	3,036	3,214
Research and development expenses	1,222	1,129	1,026
Restructuring expenses	71	231	131
Interest expense	1,196	1,209	1,324
Other, net	328	280	335
Total Costs and Expenses	32,462	31,454	32,300
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,374	1,347	1,180
Income taxes	671	564	652
Equity income of unconsolidated subsidiaries and affiliates	125	93	111
Net income attributable to CNH Industrial N.V.	677	756	545
Industrial Activities [Member]
Revenues
Net sales	32,661	31,566	32,241
Finance and interest income	271	268	291
Total revenues	32,932	31,834	32,532
Costs and Expenses
Cost of goods sold	26,580	25,606	26,287
Selling, general & administrative expenses	2,764	2,604	2,597
Research and development expenses	1,222	1,129	1,026
Restructuring expenses	71	231	131
Interest expense	799	763	885
Interest compensation to Financial Services	352	344	334
Other, net	251	195	218
Total Costs and Expenses	32,039	30,872	31,478
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	893	962	1,054
Income taxes	518	401	538
Equity income of unconsolidated subsidiaries and affiliates	110	80	110
Results from intersegment investments	343	235	13
Net income attributable to CNH Industrial N.V.	828	876	639
Financial services [Member]
Revenues
Finance and interest income	1,679	1,698	1,564
Total revenues	1,679	1,698	1,564
Costs and Expenses
Selling, general & administrative expenses	330	432	617
Interest expense	658	700	648
Other, net	210	181	173
Total Costs and Expenses	1,198	1,313	1,438
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	481	385	126
Income taxes	153	163	114
Equity income of unconsolidated subsidiaries and affiliates	15	13	1
Results from intersegment investments	(1)		3
Net income attributable to CNH Industrial N.V.	$ 342	$ 235	$ 16